Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Year ending December 31	$
2012	17,836,153
2013	14,186,034
2014	7,491,337
2015	1,639,889
2016	418,779
Thereafter	8,106,509

Total	49,678,701